Inventories	6 Months Ended
Mar. 31, 2026
Inventories
Inventories

Note 6 — Inventories

Inventories consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Finished goods	-	$1,544,462
Inventories	-	$1,544,462

As of March 31, 2026 and September 30, 2025, allowance for inventory reserve was nil and nil, respectively.